Non-current interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Non-current interest-bearing loans and borrowings [Abstract]
Non-current interest-bearing loans and borrowings
	2022	2021
	£’000	£’000
Long-term borrowings	39,500	37,226
	39,500	37,226